Equity - Earnings (loss) per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Equity
Net income (loss) for the period | $	$ 7,819		$ (80,224)		$ 106,453
Weighted average number of shares outstanding (in thousands):
Basic	1,152,609		1,155,030		1,152,256
Diluted	1,165,451		1,165,135		1,165,612
EPS- LPS :
Basic | (per share)	$ 0.007	$ 0.007	$ (0.069)	$ (0.069)	$ 0.092	$ 0.092
Diluted | (per share)	$ 0.007	$ 0.007	$ (0.069)	$ (0.069)	$ 0.091	$ 0.091